Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	$ 316,409	$ 347,629
Tax loss (revenue in nature)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	131,179	165,180
Net tax loss (capital in nature)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	14,456	15,423
Resource pools and other tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	18,266	18,609
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	785	1,464
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	22,669	20,441
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	33,835	42,484
Exploration and other expenses not currently deductible
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	51,175	54,672
Intercompany debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	10,160	8,061
Doubtful debt and inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	24,840	16,602
Deductible Mexican mining taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	0	77
Payroll and vacation accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	827	2,015
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	$ 8,217	$ 2,601